Supplementary Balance Sheet Information (Details) - Schedule of other payables and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other payables and accrued expenses [Abstract]
Payroll and related amounts	$ 0	$ 0
Accrued expenses	142	141
Other payables and accrued expenses	$ 142	$ 141